UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06652

Exact name of registrant as specified in charter:	Aberdeen Investment Funds

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Lucia Sitar, Esquire
c/o Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

With Copies to:
Jay G. Baris, Esquire
Morrison & Foerster LLP
250 West 55th Street
New York, NY 10019

Registrant’s telephone number, including area code:	866-667-9231

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1. The schedule of investments for the three-month period ended January 31, 2015 is filed herewith.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Global Select Opportunities Fund Inc.

	Shares or Principal Amount	Value
COMMON STOCKS (91.4%)
CANADA (4.2%)
Industrials (2.1%)
Canadian National Railway Co.	1,900	$125,453

Materials (2.1%)
Potash Corp. of Saskatchewan, Inc.	3,600	131,343

		256,796

FRANCE (1.1%)
Industrials (1.1%)
Schneider Electric SE (a)	910	68,470

HONG KONG (4.3%)
Financials (3.0%)
AIA Group Ltd. (a)	19,300	111,548
Swire Pacific Ltd., Class A (a)	5,500	73,503

		185,051

Industrials (1.3%)
Jardine Matheson Holdings Ltd. (a)	1,200	76,574

		261,625

ITALY (3.3%)
Energy (3.3%)
Eni SpA (a)	3,287	55,763
Tenaris SA, ADR	5,200	146,848

		202,611

JAPAN (7.0%)
Consumer Staples (1.6%)
Japan Tobacco, Inc. (a)	3,500	95,067

Financials (1.1%)
Daito Trust Construction Co. Ltd. (a)	600	66,601

Industrials (1.7%)
FANUC Corp. (a)	610	102,412

Materials (2.6%)
Shin-Etsu Chemical Co. Ltd. (a)	2,400	158,926

		423,006

MEXICO (2.1%)
Consumer Staples (2.1%)
Fomento Economico Mexicano SAB de CV, ADR (b)	1,500	125,340

SINGAPORE (1.1%)
Financials (1.1%)
City Developments Ltd. (a)	9,000	66,635

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Global Select Opportunities Fund Inc.

SOUTH AFRICA (1.4%)
Telecommunication Services (1.4%)
MTN Group Ltd. (a)	4,900	$84,648

SWEDEN (5.0%)
Financials (1.5%)
Nordea Bank AB (a)	7,200	91,321

Industrials (2.0%)
Atlas Copco AB, A Shares (a)	4,100	121,342

Information Technology (1.5%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	7,700	93,547

		306,210

SWITZERLAND (11.6%)
Consumer Staples (2.1%)
Nestle SA (a)	1,650	126,131

Financials (2.6%)
Zurich Insurance Group AG (a)(b)	470	155,711

Health Care (6.9%)
Novartis AG (a)	1,900	184,882
Roche Holding AG (a)	880	237,256

		422,138

		703,980

TAIWAN (2.9%)
Information Technology (2.9%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,800	177,138

UNITED KINGDOM (17.1%)
Consumer Staples (3.0%)
British American Tobacco PLC (a)	3,200	179,646

Energy (2.9%)
Royal Dutch Shell PLC, B Shares (a)	5,470	173,651

Financials (4.2%)
HSBC Holdings PLC (a)	14,180	129,467
Standard Chartered PLC (a)	9,291	123,607

		253,074

Industrials (2.5%)
Experian PLC (a)	3,041	53,489
Rolls-Royce Holdings PLC (a)(b)	7,246	96,897

		150,386

Materials (2.1%)
BHP Billiton PLC (a)	6,030	130,928

Telecommunication Services (1.3%)
Vodafone Group PLC (a)	22,600	79,369

Utilities (1.1%)
Centrica PLC (a)	15,500	68,256

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Global Select Opportunities Fund Inc.

		1,035,310

UNITED STATES (30.3%)
Consumer Discretionary (1.9%)
Comcast Corp., Class A	2,200	$116,919

Consumer Staples (9.4%)
CVS Health Corp.	2,400	235,584
PepsiCo, Inc.	1,600	150,048
Philip Morris International, Inc.	2,300	184,552

		570,184

Energy (7.2%)
Chevron Corp.	900	92,277
EOG Resources, Inc.	2,200	195,866
Schlumberger Ltd.	1,800	148,302

		436,445

Health Care (5.0%)
Baxter International, Inc.	1,700	119,527
Johnson & Johnson	1,840	184,258

		303,785

Industrials (2.1%)
United Technologies Corp.	1,100	126,258

Information Technology (3.2%)
Oracle Corp.	3,500	146,615
Visa, Inc., Class A	200	50,982

		197,597

Materials (1.5%)
Praxair, Inc.	750	90,442

		1,841,630

Total Common Stocks		5,553,399

PREFERRED STOCKS (7.5%)
BRAZIL (5.0%)
Financials (2.8%)
Banco Bradesco SA, ADR, Preferred Shares	13,279	165,722

Materials (2.2%)
Vale SA, ADR, Preferred Shares	21,500	134,590

		300,312

REPUBLIC OF SOUTH KOREA (2.5%)
Information Technology (2.5%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (c)	320	153,600

Total Preferred Stocks		453,912

Total Investments (Cost $6,168,589) (d)—98.9%		6,007,311

Other assets in excess of liabilities—1.1%		64,031

Net Assets—100.0%		$6,071,342

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen Global Select Opportunities Fund Inc.

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR American Depositary Receipt

GDR Global Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Select International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (89.5%)
BULGARIA (0.4%)
Financials (0.4%)
LEV Insurance (a)(b)(c)(d)	4,078,860	$1,604,851

CANADA (5.9%)
Industrials (2.0%)
Canadian National Railway Co.	124,400	8,213,863

Materials (2.7%)
Potash Corp. of Saskatchewan, Inc.	311,200	11,353,848

Telecommunication Services (1.2%)
TELUS Corp.	145,000	4,984,858

		24,552,569

FRANCE (4.5%)
Consumer Staples (2.0%)
Casino Guichard-Perrachon SA (d)	92,100	8,353,548

Industrials (1.5%)
Schneider Electric SE (d)	80,200	6,034,383

Utilities (1.0%)
GDF Suez (d)	181,300	4,027,440

		18,415,371

GERMANY (1.9%)
Materials (1.9%)
Linde AG (d)	40,600	7,783,399

HONG KONG (6.1%)
Financials (3.9%)
AIA Group Ltd. (d)	2,020,000	11,674,974
Swire Pacific Ltd., Class A (d)	332,000	4,436,895

		16,111,869

Industrials (2.2%)
Jardine Matheson Holdings Ltd. (d)	143,600	9,163,411

		25,275,280

ITALY (3.8%)
Energy (3.8%)
Eni SpA (d)	361,892	6,139,449
Tenaris SA, ADR	340,200	9,607,248

		15,746,697

JAPAN (9.6%)
Consumer Staples (3.0%)
Japan Tobacco, Inc. (d)	463,600	12,592,328

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Select International Equity Fund

Financials (1.2%)
Daito Trust Construction Co. Ltd. (d)	43,800	$4,861,863

Industrials (2.2%)
FANUC Corp. (d)	54,800	9,200,239

Materials (3.2%)
Shin-Etsu Chemical Co. Ltd. (d)	196,600	13,018,703

		39,673,133

LATVIA (0.0%)
Financials (0.0%)
AS Parex Banka (b)(c)(d)	1,424,182	2

MEXICO (2.6%)
Consumer Staples (2.6%)
Fomento Economico Mexicano SAB de CV, ADR (c)	126,700	10,587,052

SERBIA (0.0%)
Industrials (0.0%)
Toza Markovic ad Kikinda (a)(b)(c)(d)	78,160	0

SINGAPORE (3.9%)
Financials (1.6%)
City Developments Ltd. (d)	861,000	6,374,754

Telecommunication Services (2.3%)
Singapore Telecommunications Ltd. (d)	3,173,600	9,552,728

		15,927,482

SOUTH AFRICA (1.9%)
Telecommunication Services (1.9%)
MTN Group Ltd. (d)	465,200	8,036,425

SWEDEN (5.9%)
Financials (1.6%)
Nordea Bank AB (d)	531,000	6,734,907

Industrials (2.8%)
Atlas Copco AB, A Shares (d)	384,262	11,372,495

Information Technology (1.5%)
Telefonaktiebolaget LM Ericsson, B Shares (d)	508,800	6,181,365

		24,288,767

SWITZERLAND (16.7%)
Consumer Staples (3.5%)
Nestle SA (d)	189,700	14,501,218

Financials (3.0%)
Zurich Insurance Group AG (c)(d)	37,600	12,456,849

Health Care (8.9%)
Novartis AG (d)	195,200	18,994,199
Roche Holding AG (d)	65,100	17,551,568

		36,545,767

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Select International Equity Fund

Industrials (1.3%)
Schindler Holding AG (d)	36,500	$5,408,757

		68,912,591

TAIWAN (3.4%)
Information Technology (3.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. (d)	3,193,000	14,178,063

UNITED KINGDOM (22.9%)
Consumer Staples (4.0%)
British American Tobacco PLC (d)	297,100	16,679,008

Energy (4.6%)
John Wood Group PLC (d)	638,100	5,450,379
Royal Dutch Shell PLC, B Shares (d)	427,100	13,558,718

		19,009,097

Financials (4.1%)
HSBC Holdings PLC (d)	994,300	9,078,255
Standard Chartered PLC (d)	600,251	7,985,699

		17,063,954

Industrials (5.3%)
Experian PLC (d)	491,900	8,652,185
Rolls-Royce Holdings PLC (c)(d)	518,833	6,938,056
Weir Group PLC (The) (d)	253,600	6,391,561

		21,981,802

Materials (2.7%)
BHP Billiton PLC (d)	503,800	10,938,910

Telecommunication Services (1.1%)
Vodafone Group PLC (d)	1,247,298	4,380,392

Utilities (1.1%)
Centrica PLC (d)	1,025,700	4,516,786

		94,569,949

VENEZUELA (0.0%)
Financials (0.0%)
Banco Provincial SA-Banco Universal (b)	18,422	111,791
Banco Venezolano de Credito SA (b)(c)(d)	156	0

		111,791

Industrials (0.0%)
Cemex Venezuela SACA-I (b)(c)(d)	15,843,815	0

		111,791

Total Common Stocks		369,663,422

EXCHANGE TRADED FUNDS (0.0%)
RUSSIA (0.0%)
Renaissance Pre-IPO Fund (b)(c)(d)	92,634	0

Total Exchange Traded Funds		0

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen Select International Equity Fund

GOVERNMENT BONDS (0.1%)
VENEZUELA (0.1%)
Bonos de la Deuda Publica Nacional (VEF), 17.25%, 12/31/2015 (b)(d)	$10,000,000	$60,767
Bonos de la Deuda Publica Nacional (VEF), 16.00%, 08/23/2018 (b)(d)	49,500,000	321,918
Bonos de la Deuda Publica Nacional (VEF), 18.00%, 04/12/2018 (b)(d)	20,000,000	134,890

		517,575

Total Government Bonds		517,575

PREFERRED STOCKS (9.2%)
BRAZIL (5.7%)
Financials (3.0%)
Banco Bradesco SA, ADR, Preferred Shares	972,600	12,138,048

Materials (2.7%)
Vale SA, ADR, Preferred Shares	1,790,300	11,207,278

		23,345,326

REPUBLIC OF SOUTH KOREA (3.5%)
Information Technology (3.5%)
Samsung Electronics Co. Ltd., Preferred Shares (d)	15,000	14,534,173

Total Preferred Stocks		37,879,499

REPURCHASE AGREEMENT (0.9%)
UNITED STATES (0.9%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 01/30/2015, due 02/02/2015, repurchase price $3,831,767 collateralized by U.S. Treasury Note, maturing 05/15/2044; total market value of $3,914,450	$3,831,767	3,831,767

Total Repurchase Agreement		3,831,767

Total Investments (Cost $498,247,649) (e)—99.7%		411,892,263

Other assets in excess of liabilities—0.3%		1,206,423

Net Assets—100.0%		$413,098,686

(a)	Investment in affiliate.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.5% of net assets as of January 31, 2015.
(c)	Non-income producing security.
(d)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(e)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR American Depositary Receipt

VEF Venezuela Bolvar Fuerte

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Select International Equity Fund II

	Shares or Principal Amount	Value
COMMON STOCKS (88.7%)
CANADA (5.6%)
Industrials (2.0%)
Canadian National Railway Co.	60,300	$3,981,479

Materials (2.3%)
Potash Corp. of Saskatchewan, Inc.	126,000	4,596,995

Telecommunication Services (1.3%)
TELUS Corp.	70,700	2,430,548

		11,009,022

FRANCE (4.6%)
Consumer Staples (2.0%)
Casino Guichard-Perrachon SA (a)	44,000	3,990,837

Industrials (1.5%)
Schneider Electric SE (a)	39,500	2,972,046

Utilities (1.1%)
GDF Suez (a)	99,400	2,208,095

		9,170,978

GERMANY (1.6%)
Materials (1.6%)
Linde AG (a)	16,300	3,124,862

HONG KONG (5.7%)
Financials (3.7%)
AIA Group Ltd. (a)	830,000	4,797,142
Swire Pacific Ltd., Class A (a)	188,000	2,512,459

		7,309,601

Industrials (2.0%)
Jardine Matheson Holdings Ltd. (a)	61,200	3,905,298

		11,214,899

ITALY (3.7%)
Energy (3.7%)
Eni SpA (a)	171,720	2,913,207
Tenaris SA, ADR	159,400	4,501,456

		7,414,663

JAPAN (9.4%)
Consumer Staples (3.0%)
Japan Tobacco, Inc. (a)	219,600	5,964,787

Financials (1.2%)
Daito Trust Construction Co. Ltd. (a)	20,500	2,275,530

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Select International Equity Fund II

Industrials (2.1%)
FANUC Corp. (a)	24,300	$4,079,668

Materials (3.1%)
Shin-Etsu Chemical Co. Ltd. (a)	93,900	6,217,987

		18,537,972

MEXICO (2.6%)
Consumer Staples (2.6%)
Fomento Economico Mexicano SAB de CV, ADR (b)	60,500	5,055,380

SINGAPORE (3.9%)
Financials (1.5%)
City Developments Ltd. (a)	395,000	2,924,539

Telecommunication Services (2.4%)
Singapore Telecommunications Ltd. (a)	1,624,000	4,888,338

		7,812,877

SOUTH AFRICA (1.9%)
Telecommunication Services (1.9%)
MTN Group Ltd. (a)	220,100	3,802,272

SWEDEN (5.8%)
Financials (1.8%)
Nordea Bank AB (a)	286,600	3,635,074

Industrials (2.4%)
Atlas Copco AB, A Shares (a)	160,000	4,735,309

Information Technology (1.6%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	250,900	3,048,161

		11,418,544

SWITZERLAND (17.8%)
Consumer Staples (4.0%)
Nestle SA (a)	103,100	7,881,263

Financials (3.1%)
Zurich Insurance Group AG (a)(b)	18,424	6,103,856

Health Care (9.4%)
Novartis AG (a)	96,300	9,370,601
Roche Holding AG (a)	33,900	9,139,757

		18,510,358

Industrials (1.3%)
Schindler Holding AG (a)	18,200	2,696,969

		35,192,446

TAIWAN (3.7%)
Information Technology (3.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	1,632,000	7,246,664

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Select International Equity Fund II

UNITED KINGDOM (22.4%)
Consumer Staples (4.0%)
British American Tobacco PLC (a)	138,400	$7,769,689

Energy (4.5%)
John Wood Group PLC (a)	294,800	2,518,056
Royal Dutch Shell PLC, B Shares (a)	201,800	6,406,344

		8,924,400

Financials (3.8%)
HSBC Holdings PLC (a)	426,200	3,891,333
Standard Chartered PLC (a)	276,603	3,679,908

		7,571,241

Industrials (5.1%)
Experian PLC (a)	229,200	4,031,472
Rolls-Royce Holdings PLC (a)(b)	223,707	2,991,505
Weir Group PLC (The) (a)	119,300	3,006,756

		10,029,733

Materials (2.6%)
BHP Billiton PLC (a)	238,600	5,180,674

Telecommunication Services (1.3%)
Vodafone Group PLC (a)	730,300	2,564,744

Utilities (1.1%)
Centrica PLC (a)	485,800	2,139,275

		44,179,756

Total Common Stocks		175,180,335

PREFERRED STOCKS (9.6%)
BRAZIL (5.6%)
Financials (2.9%)
Banco Bradesco SA, ADR, Preferred Shares	460,223	5,743,583

Materials (2.7%)
Vale SA, ADR, Preferred Shares	852,000	5,333,520

		11,077,103

REPUBLIC OF SOUTH KOREA (4.0%)
Information Technology (4.0%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	8,100	7,848,454

Total Preferred Stocks		18,925,557

REPURCHASE AGREEMENT (0.2%)
UNITED STATES (0.2%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 01/30/2015, due 02/02/2015, repurchase price $334,895, collateralized by U.S. Treasury Bond, maturing 05/15/2044; total market value of $346,850	$334,894	334,894

Total Repurchase Agreement		334,894

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen Select International Equity Fund II

Total Investments (Cost $208,331,726) (c)—98.5%	194,440,786

Other assets in excess of liabilities—1.5%	3,017,887

Net Assets—100.0%	$197,458,673

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR American Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (9.4%)
CANADA (0.7%)
Ford Auto Securitization Trust, Series 2014-R2, Class A1 (CAD), 1.35%, 03/15/2016 (a)	$656,411	$516,626
Golden Credit Card Trust, Series 2012-5A, Class A (USD), 0.79%, 09/15/2017 (b)	5,970,000	5,977,910
Master Credit Card Trust II, Series 2012-2A, Class A (USD), 0.78%, 04/21/2017 (b)	4,640,000	4,644,441

		11,138,977

UNITED STATES (8.7%)
Ally Auto Recivables Trust, Series 2012-3, Class A3 (USD), 0.85%, 08/15/2016	1,638,798	1,640,423
Ally Master Owner Trust, Series 2012-1, Class A2 (USD), 1.44%, 02/15/2017	3,260,000	3,261,174
BMW Floorplan Master Owner Trust, Series 2012-1A, Class A (USD), 0.57%, 09/15/2017 (b)(c)	6,170,000	6,180,875
Chase Issuance Trust, Series 2013-A2, Class A2 (USD), 0.27%, 02/15/2017 (c)	6,240,000	6,239,928
Chesapeake Funding LLC, Series 2013-1A, Class A (USD), 0.62%, 01/07/2025 (b)(c)	2,606,680	2,605,239
Citibank Credit Card Issuance Trust
Series 2005-A2, Class A2 (USD), 4.85%, 03/10/2017	2,800,000	2,813,819
Series 2013-A10, Class A10, ABS (USD), 0.73%, 02/07/2018	4,970,000	4,977,137
CNH Equipment Trust
Series 2012-A, Class A3 (USD), 0.94%, 05/15/2017	112,531	112,547
Series 2013-A, Class A3 (USD), 0.69%, 06/15/2018	1,905,704	1,905,888
CNH Wholesale Master Note Trust, Series 2013-2A, Class A (USD), 0.77%, 08/15/2019 (b)(c)	7,530,000	7,549,668
Discover Card Execution Note Trust, Series 2012-A1, Class A1 (USD), 0.81%, 08/15/2017	6,630,000	6,631,213
Dryrock Issuance Trust, Series 2012-2, Class A (USD), 0.64%, 08/15/2018	4,290,000	4,290,895
Ford Credit Auto Lease Trust, Series 2013-A, Class A4 (USD), 0.78%, 04/15/2016	4,405,000	4,409,524
Ford Credit Auto Owner Trust
Series 2013-B, Class A3 (USD), 0.57%, 10/15/2017	1,828,677	1,829,443
Series 2015-1, Class A, ABS (USD), 2.12%, 07/15/2026 (b)	5,540,000	5,595,397
Ford Credit Floorplan Master Owner Trust, Series 2010-3, Class A1 (USD), 4.20%, 02/15/2017 (b)	8,140,000	8,152,218
GE Dealer Floorplan Master Note Trust
Series 2012-4, Class A (USD), 0.61%, 10/20/2017 (c)	3,210,000	3,213,372
Series 2013-1, Class A (USD), 0.57%, 04/20/2018 (c)	1,970,000	1,968,262
Series 2015-2, Class A (USD), 0.82%, 01/20/2022 (a)(c)	6,610,000	6,610,000
GM Financial Automobile Leasing Trust, Series 2014-2A, Class A3 (USD), 1.22%, 01/22/2018 (b)	4,380,000	4,390,444
Mercedes Benz Auto Lease Trust, Series 2014-A, Class A2A, ABS (USD), 0.48%, 06/15/2016	4,688,618	4,687,561
Navistar Financial Dealer Note Master Trust
Series 2013-2, Class A (USD), 0.85%, 09/25/2018 (b)(c)	4,170,000	4,174,618
Series 2014-1, Class A (USD), 0.92%, 10/25/2019 (b)(c)	4,570,000	4,574,065
Nissan Auto Receivables Owner Trust
Series 2013-B, Class A2 (USD), 0.52%, 04/15/2016	451,803	451,846
Series 2013-B, Class A3 (USD), 0.84%, 11/15/2017	2,400,000	2,404,429
SLM Student Loan Trust
Series 2011-1, Class A1 (USD), 0.69%, 03/25/2026 (c)	2,031,429	2,039,073
Series 2011-2, Class A1 (USD), 0.77%, 11/25/2027 (c)	5,019,791	5,011,791
Series 2013-2, Class A (USD), 0.62%, 09/25/2026 (c)	3,415,382	3,405,205
United States Small Business Administration
Series 2005-P10B, Class 1 (USD), 4.94%, 08/10/2015	765,198	780,501
Series 2006-P10A, Class 1 (USD), 5.41%, 02/10/2016	14,525	14,950

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

Series 2007-P10A, Class 1 (USD), 5.46%, 02/10/2017	$880,294	$935,988
Volkswagen Auto Lease Trust, Series 2013-A, Class A3 (USD), 0.84%, 07/20/2016	3,620,000	3,626,661
Volkswagen Auto Loan Enhanced Trust
Series 2013-2, Class A3 (USD), 0.70%, 04/20/2018	4,970,000	4,964,993
Series 2014-1, Class A2 (USD), 0.42%, 03/20/2017	5,496,367	5,494,240
Volvo Financial Equipment LLC, Series 2013-1A, Class A3 (USD), 0.74%, 03/15/2017 (b)	5,483,189	5,489,465

		132,432,852

Total Asset-Backed Securities		143,571,829

COMMERCIAL MORTGAGE-BACKED SECURITIES (19.8%)
UNITED STATES (19.8%)
Alternative Loan Trust
Series 2004-28CB, Class 3A1 (USD), 6.00%, 01/25/2035	3,525,912	3,491,496
Series 2005-86CB, Class A8 (USD), 5.50%, 02/25/2036	3,121,219	2,906,017
Avenue of Americas Mortgage Trust, Series 2015-1177, Class A (USD), 2.96%, 12/13/2029 (a)(b)	3,080,000	3,156,822
Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM (USD), 5.45%, 09/10/2047	3,550,000	3,723,774
Banc of America Mortgage Trust, Series 2004-7, Class 2A3 (USD), 5.75%, 08/25/2034	735,015	768,090
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A (USD), 2.65%, 07/25/2034 (c)	1,089,667	1,073,956
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10, Class AM (USD), 5.45%, 12/11/2040 (c)	4,082,000	4,208,558
Series 2007-PW17, Class AM (USD), 0.84%, 06/11/2050 (b)(c)	6,054,750	5,940,470
CD Commercial Mortgage Trust, Series 2007-CD4, Class A4 (USD), 5.32%, 12/11/2049	4,435,000	4,698,805
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A2 (USD), 5.50%, 10/25/2035	984,661	994,451
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM (USD), 5.71%, 12/10/2049 (c)	3,600,000	3,862,397
Citigroup Mortgage Loan Trust
Series 2014-A, Class A (USD), 4.00%, 01/25/2035 (b)(c)	4,070,134	4,258,520
Series 2005-11, Class A3 (USD), 2.50%, 11/25/2035 (c)	1,935,738	1,923,496
Series 2014-J1, Class A1 (USD), 3.50%, 06/25/2044 (b)(c)	6,075,643	6,342,923
COMM 2013-300P Mortgage Trust, Series 2013-300P, Class A1, (USD), 4.35%, 08/10/2030 (b)	4,970,000	5,641,251
COMM 2014-LC17 Mortgage Trust, Series 2014-LC17, Class AM (USD), 4.19%, 10/10/2047 (c)	1,740,000	1,912,087
COMM 2014-TWC Mortgage Trust, Series 2014-TWC, Class B (USD), 1.77%, 02/13/2032 (b)(c)	3,810,000	3,807,484
Commercial Mortgage Pass Through Certificates
Series 2006-C4, Class A3 (USD), 5.47%, 09/15/2039	3,872,308	4,071,730
Series 2014-CR20, Class AM (USD), 3.94%, 11/10/2047	3,720,000	4,011,099
Commercial Mortgage Trust, Series 2007-GG11, Class A4 (USD), 5.74%, 12/10/2049	4,255,000	4,620,424
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 5A1 (USD), 6.00%, 12/25/2034	3,193,124	3,321,472
Credit Suisse Mortgage Capital Trust
Series 2013-6, Class2A1 (USD), 3.50%, 08/25/2043 (b)(c)	5,419,009	5,610,099
Series 2013-7, Class A11 (USD), 3.50%, 08/25/2043 (b)(c)	6,159,867	6,329,476
Credit Suisse Mortgage Trust, Series 2015-WIN1 (USD), 3.50%, 12/25/2044 (a)	5,200,000	5,336,906
EverBank Mortgage Loan Trust, Series 2013-2, Class A (USD), 3.00%, 06/25/2043 (b)(c)	5,337,361	5,424,248
FDIC Guaranteed Notes Trust
Series 2010-C1, Class A (USD), 2.98%, 12/06/2020 (b)	2,598,641	2,688,336
Series 2010-S2, Class 2A (USD), 2.57%, 07/29/2047 (b)	2,710,563	2,758,476
FDIC Trust, Series 2010-R1, Class A (USD), 2.18%, 05/25/2050 (b)	2,222,884	2,242,863

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

FREMF Mortgage Trust
Series 2011-K704, Class B (USD), 4.53%, 10/25/2030 (b)(c)	$4,130,000	$4,424,271
Series 2011-K703, Class B (USD), 4.88%, 07/25/2044 (b)(c)	5,270,000	5,690,459
Series 2011-K11, Class B (USD), 4.42%, 12/25/2048 (b)(c)	1,821,000	1,989,272
GRACE Mortgage Trust, Series 2014, Class A (USD), 3.37%, 06/10/2028 (b)	3,990,000	4,255,598
GS Mortgage Securites Corp. Trust
Series 2013-NYC5, Class A (USD), 2.32%, 01/10/2030 (b)	3,990,000	4,071,348
Series 2012-SHOP, Class A (USD), 2.93%, 06/05/2031 (b)	5,740,000	5,981,944
Series 2012-ALOH, Class A (USD), 3.55%, 04/10/2034 (b)	5,450,000	5,849,054
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A6 (USD), 5.25%, 07/25/2035	2,413,301	2,504,450
Hilton USA Trust 2013-HLT, Series 2013-HLT, Class CFX, (USD), 3.71%, 11/05/2030 (b)	6,535,000	6,707,344
IndyMac INDA Mortgage Loan Trust
Series 2005-AR2, Class 3A1 (USD), 2.63%, 01/25/2036 (c)	3,034,981	2,721,246
Series 2006-AR1, Class A1 (USD), 4.87%, 08/25/2036 (c)	451,699	447,515
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class A (USD), 1.09%, 06/15/2029 (b)(c)	5,420,000	5,413,501
JP Morgan Mortgage Trust
Series 2005-A2, Class 3A2 (USD), 2.39%, 04/25/2035 (c)	1,950,262	1,897,291
Series 2005-A4, Class 3A1 (USD), 2.22%, 07/25/2035 (c)	2,244,630	2,240,217
Series 2005-A5, Class 2A2 (USD), 2.53%, 08/25/2035 (c)	1,594,461	1,601,563
Series 2006-S1, Class 2A6 (USD), 6.00%, 04/25/2036	2,443,435	2,585,460
Series 2013-1, Class 1A2 (USD), 3.00%, 03/25/2043 (b)(c)	6,810,589	6,888,802
Series 2013-1, Class B1 (USD), 3.54%, 03/25/2043 (b)(c)	3,067,951	3,061,579
Series 2013-2, Class A2 (USD), 3.50%, 05/25/2043 (b)(c)	4,121,425	4,235,213
Series 2013-3, Class A3 (USD), 3.47%, 07/25/2043 (b)(c)	4,852,434	4,974,880
Series 2014-1, Class 2A2 (USD), 3.50%, 01/25/2044 (b)(c)	7,250,924	7,558,447
Series 2014-IVR6, Class AM, CMO, FRN (USD), 2.92%, 07/25/2044 (b)	5,040,231	5,076,657
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class AS (USD), 3.80%, 01/15/2048	4,960,000	5,267,560
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class AM (USD), 5.86%, 06/15/2038 (c)	3,040,000	3,222,541
Series 2007-C7, Class AM (USD), 6.17%, 09/15/2045 (c)	3,760,000	4,212,873
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1 (USD), 2.63%, 02/25/2036 (c)	1,094,439	1,078,429
MASTR Alternative Loan Trust, Series 2004-3, Class 4A1 (USD), 5.50%, 04/25/2034	2,682,130	2,880,994
Merrill Lynch Mortgage Investors Trust
Series 2006-1, Class 2A1 (USD), 2.12%, 02/25/2036 (c)	2,191,896	2,198,590
Series 2007-2, Class 2A1 (USD), 2.53%, 06/25/2037 (c)	1,630,574	1,575,891
Series 2007-3, Class 2A2 (USD), 2.46%, 09/25/2037 (c)	1,507,067	1,448,162
Morgan Stanley Capital I Trust
Series 2013-WLSR, Class A (USD), 2.70%, 01/11/2032 (b)	4,590,000	4,759,773
Series 2006-IQ12, Class AM (USD), 5.37%, 12/15/2043	3,330,000	3,564,066
Series 2007-IQ16, Class A4 (USD), 5.81%, 12/12/2049	3,549,508	3,879,062
NCUA Guaranteed Notes Trust
Series 2010-R2, Class 1A (USD), 0.54%, 11/06/2017 (c)	3,012,489	3,020,984
Series 2010-R3, Class 1A (USD), 0.73%, 12/08/2020 (c)	4,709,383	4,755,165
New Residential Mortgage Loan Trust
Series 2014-1A, Class A (USD), 3.75%, 01/25/2054 (b)(c)	1,502,127	1,565,839
Series 2014-2A, Class A3 (USD), 3.75%, 05/25/2054 (b)(c)	5,001,021	5,200,936
PHH Mortgage Trust, Series 2008-CIM1, Class 21A1 (USD), 6.00%, 05/25/2038	2,490,715	2,607,746
Sequoia Mortgage Trust
Series 2013-4, Class A2 (USD), 2.50%, 04/25/2043 (c)	4,913,138	4,881,395
Series 2013-5, Class A1 (USD), 2.50%, 05/25/2043 (b)(c)	5,573,822	5,475,105
Series 2013-6, Class A1 (USD), 2.50%, 05/25/2043 (c)	5,029,069	4,965,144
Series 2013-7, Class A1 (USD), 2.50%, 06/25/2043 (c)	5,664,243	5,562,167
Series 2014-3, Class A8 (USD), 4.00%, 10/25/2044 (b)(c)	3,520,100	3,725,937

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

Series 2015-1, Class A1 (USD), 3.50%, 01/25/2045 (a)	$5,200,000	$5,304,000
Structured Asset Securities Corp., Series 2004-18H, Class A5 (USD), 4.75%, 10/25/2034	3,896,307	3,913,676
Thornburg Mortgage Securities Trust
Series 2007-4, Class 2A1 (USD), 2.31%, 09/25/2037 (c)	3,486,242	3,421,276
Series 2007-4, Class 3A1 (USD), 6.04%, 09/25/2037 (c)	406,390	421,411
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM (USD), 5.60%, 10/15/2048 (c)	4,765,000	5,083,393
WaMu Mortgage Pass Through Certificates, Series 2005-AR7, Class A3 (USD), 2.36%, 08/25/2035 (c)	4,680,000	4,614,576
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR13, Class 4A1 (USD), 5.37%, 05/25/2035 (c)	3,021,409	3,001,464
Series 2006-5, Class 1A5 (USD), 5.25%, 04/25/2036	2,590,882	2,599,085
Series 2006-10, Class A4 (USD), 6.00%, 08/25/2036	1,326,420	1,365,166
Series 2006-19, Class A4 (USD), 5.25%, 12/26/2036	660,386	664,105

		301,538,348

Total Commercial Mortgage-Backed Securities		301,538,348

CORPORATE BONDS (31.8%)
AUSTRALIA (1.5%)
Commercial Banks (1.5%)
National Australia Bank Ltd. (USD), 1.25%, 03/08/2018 (b)	15,100,000	15,077,501
Westpac Banking Corp. (USD), 1.38%, 07/17/2015 (b)	7,320,000	7,352,903

		22,430,404

BRAZIL (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Petrobras International Finance Co. SA
(USD), 5.88%, 03/01/2018	3,160,000	3,044,628
(USD), 6.75%, 01/27/2041	4,880,000	4,076,850

		7,121,478

CANADA (1.3%)
Commercial Banks (1.3%)
National Bank of Canada (USD), MTN, 1.45%, 11/07/2017	3,860,000	3,859,444
Royal Bank of Canada (USD), 3.13%, 04/14/2015 (b)	7,290,000	7,331,495
Toronto-Dominion Bank (USD), 2.20%, 07/29/2015 (b)	8,130,000	8,199,316

		19,390,255

CHINA (0.2%)
Commercial Banks (0.2%)
Industrial & Commercial Bank of China Ltd. (USD), MTN, 3.23%, 11/13/2019	2,280,000	2,337,299

COLOMBIA (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Ecopetrol SA (USD), 5.88%, 05/28/2045	2,340,000	2,258,100

FRANCE (0.9%)
Apparel (0.3%)
LVMH Moet Hennessy Louis Vuitton SA (USD), 1.63%, 06/29/2017 (b)	4,250,000	4,296,533

Beverages (0.6%)
Pernod-Ricard SA (USD), 4.25%, 07/15/2022 (b)	8,280,000	9,032,718

		13,329,251

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

GERMANY (0.2%)
Commercial Banks (0.2%)
KFW (USD), 0.63%, 04/24/2015 (d)	$2,790,000	$2,793,200

HONG KONG (0.3%)
Holding Companies-Diversified Operations (0.3%)
Hutchison Whampoa International 14 Ltd. (USD), 3.63%, 10/31/2024 (b)	5,200,000	5,368,282

ITALY (0.5%)
Commercial Banks (0.5%)
Intesa Sanpaolo SpA (USD), 3.13%, 01/15/2016	8,040,000	8,170,618

LUXEMBOURG (0.4%)
Miscellaneous Manufacturing (0.4%)
Ingersoll-Rand Luxembourg Finance SA (USD), 4.65%, 11/01/2044	3,520,000	3,873,028
Pentair Finance SA (USD), 3.15%, 09/15/2022	2,628,000	2,663,523

		6,536,551

NETHERLANDS (0.8%)
Commercial Banks (0.3%)
ABN AMRO Bank (USD), 2.50%, 10/30/2018 (b)	4,750,000	4,861,136

Electric Utilities (0.5%)
Enel Finance International (USD), 6.00%, 10/07/2039 (b)	6,080,000	7,646,725

		12,507,861

NORWAY (0.5%)
Commercial Banks (0.5%)
DNB Bank ASA (USD), 3.20%, 04/03/2017 (b)	7,220,000	7,515,616

PANAMA (0.8%)
Leisure Time (0.8%)
Carnival Corp. (USD), 3.95%, 10/15/2020	10,830,000	11,643,019

SUPRANATIONAL (1.8%)
Banks (1.8%)
International Bank for Reconstruction & Development, Series GDIF (AUD), MTN, 3.50%, 04/29/2019	8,110,000	6,571,519
International Finance Corp. (USD), 0.50%, 05/15/2015	15,150,000	15,156,500
International Bank for Reconstruction & Development (NZD), MTN, 4.63%, 02/26/2019	8,530,000	6,420,375

		28,148,394

SWEDEN (0.8%)
Commercial Banks (0.8%)
Nordea Bank AB (USD), 3.13%, 03/20/2017 (b)	7,040,000	7,317,193
Svenska Handelsbanken AB (USD), 2.50%, 01/25/2019	4,970,000	5,142,842

		12,460,035

SWITZERLAND (0.9%)
Diversified Financial Services (0.9%)
Credit Suisse AG (USD), 1.63%, 03/06/2015 (b)	13,206,000	13,217,819

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

UNITED KINGDOM (0.7%)
Advertising (0.4%)
WPP Finance 2010 (USD), 5.63%, 11/15/2043	$4,760,000	$5,895,112

Aerospace & Defense (0.3%)
BAE Systems PLC (USD), 4.75%, 10/11/2021 (b)	4,095,000	4,602,346

		10,497,458

UNITED STATES (19.6%)
Aerospace & Defense (1.1%)
Boeing Co. (The) (USD), 3.50%, 02/15/2015	12,524,000	12,535,535
L-3 Communications Corp. (USD), 3.95%, 05/28/2024	4,545,000	4,719,237

		17,254,772

Beverages (0.8%)
Anheuser-Busch InBev Worldwide, Inc. (USD), 2.50%, 07/15/2022	6,860,000	6,876,416
PepsiCo, Inc. (USD), 0.75%, 03/05/2015	5,398,530	5,400,711

		12,277,127

Biotechnology (0.2%)
Gilead Sciences, Inc. (USD), 4.80%, 04/01/2044	2,320,000	2,791,345

Chemicals (0.5%)
Dow Chemical Co. (The)
(USD), 4.25%, 10/01/2034	5,180,000	5,411,665
(USD), 4.38%, 11/15/2042	2,460,000	2,565,965

		7,977,630

Commercial Banks (3.0%)
Bank of America Corp. (USD), MTN, 4.20%, 08/26/2024	3,750,000	3,898,373
Citigroup, Inc. (USD), 2.50%, 09/26/2018	9,210,000	9,421,158
First Tennessee Bank NA (USD), 2.95%, 12/01/2019	5,770,000	5,881,084
Goldman Sachs Group, Inc. (The) (USD), MTN, 4.00%, 03/03/2024	4,380,000	4,693,573
JPMorgan Chase & Co. (USD), 4.35%, 08/15/2021	9,720,000	10,719,342
Morgan Stanley (USD), MTN, 5.63%, 09/23/2019	3,300,000	3,780,368
Wells Fargo & Co. (USD), MTN, 4.10%, 06/03/2026	6,850,000	7,261,397

		45,655,295

Computers & Peripherals (0.4%)
International Business Machines Corp.
(USD), 7.00%, 10/30/2025	560,000	767,135
(USD), 6.22%, 08/01/2027	4,306,000	5,744,527

		6,511,662

Diversified Financial Services (1.3%)
Apollo Management Holdings LP (USD), 4.00%, 05/30/2024 (b)	4,720,000	4,923,526
Harley-Davidson Financial Services, Inc. (USD), MTN, 3.88%, 03/15/2016 (b)	5,260,000	5,446,530
KKR Group Finance Co. III LLC (USD), 5.13%, 06/01/2044 (b)	3,340,000	3,768,338
Legg Mason, Inc. (USD), 5.63%, 01/15/2044	4,290,000	5,283,028

		19,421,422

Diversified Telecommunication Services (0.7%)
Verizon Communications, Inc. (USD), 4.86%, 08/21/2046 (b)	9,710,000	10,682,019

Electric Utilities (1.1%)
Duke Energy Carolinas LLC, Series A (USD), 6.00%, 12/01/2028	8,060,000	10,645,301

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

Edison International (USD), 3.75%, 09/15/2017	$5,515,000	$5,867,679

		16,512,980

Energy Equipment & Services (1.4%)
Enable Midstream Partners LP (USD), 5.00%, 05/15/2044 (b)	4,200,000	4,212,188
Energy Transfer Partners LP (USD), 4.15%, 10/01/2020	7,400,000	7,804,344
Plains All American Pipeline LP / PAA Finance Corp. (USD), 3.65%, 06/01/2022	6,622,000	6,837,069
Williams Partners LP (USD), 3.90%, 01/15/2025	2,600,000	2,520,690

		21,374,291

Food Products (0.7%)
Bestfoods (USD), 7.25%, 12/15/2026	6,880,000	9,913,564

Healthcare Products (0.1%)
Becton Dickinson and Co. (USD), 4.69%, 12/15/2044	1,380,000	1,570,832

Healthcare Providers & Services (0.4%)
Anthem, Inc. (USD), 5.10%, 01/15/2044	4,650,000	5,585,008

Insurance (1.2%)
American International Group, Inc.
(USD), 4.13%, 02/15/2024	4,770,000	5,241,414
(USD), 4.50%, 07/16/2044	3,420,000	3,764,288
Metropolitan Life Global Funding I (USD), 2.50%, 09/29/2015 (b)	4,600,000	4,662,730
Travelers Property Casualty Corp. (USD), 7.75%, 04/15/2026	3,308,000	4,655,729

		18,324,161

Iron/Steel (0.2%)
Glencore Funding LLC (USD), 4.13%, 05/30/2023 (b)	3,550,000	3,433,219

Media (1.7%)
21st Century Fox America, Inc.
(USD), 7.75%, 01/20/2024	530,000	703,678
(USD), 8.50%, 02/23/2025	350,000	489,075
(USD), 7.43%, 10/01/2026	3,902,000	5,197,612
CBS Corp.
(USD), 2.30%, 08/15/2019	4,690,000	4,730,371
(USD), 4.90%, 08/15/2044	3,590,000	3,967,097
NBCUniversal Media LLC (USD), 3.65%, 04/30/2015	2,225,000	2,242,386
Time Warner Cos., Inc. (USD), 7.57%, 02/01/2024	6,627,000	8,819,530

		26,149,749

Miscellaneous Manufacturing (0.3%)
Pentair Finance SA (USD), 1.88%, 09/15/2017	4,260,000	4,281,662

Oil, Gas & Consumable Fuels (1.0%)
Marathon Petroleum Corp. (USD), 4.75%, 09/15/2044	3,450,000	3,400,913
Noble Energy, Inc. (USD), 5.25%, 11/15/2043	4,560,000	4,675,815
Valero Energy Corp. (USD), 9.38%, 03/15/2019	6,019,000	7,560,707

		15,637,435

Pharmaceutical (1.6%)
Bristol-Myers Squibb Co. (USD), 6.80%, 11/15/2026	8,170,000	11,315,573
Novartis Capital Corp. (USD), 2.90%, 04/24/2015	1,558,000	1,567,211
Pfizer, Inc. (USD), 5.35%, 03/15/2015	4,190,000	4,213,288
Wyeth LLC (USD), 6.45%, 02/01/2024	5,407,000	7,049,073

		24,145,145

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

Retail (0.1%)
Tiffany & Co. (USD), 4.90%, 10/01/2044 (b)	$1,770,000	$1,942,129

Software (0.7%)
Oracle Corp. (USD), 2.80%, 07/08/2021	10,450,000	10,914,785

Transportation (1.1%)
Burlington Northern Santa Fe LLC (USD), 4.90%, 04/01/2044	6,830,000	8,203,500
FedEx Corp. (USD), 4.90%, 01/15/2034	6,680,000	7,834,277

		16,037,777

		298,394,009

Total Corporate Bonds		484,119,649

MUNICIPAL BONDS (4.7%)
UNITED STATES (4.7%)
CALIFORNIA (2.1%)
Los Angeles Unified School District General Obligation Unlimited Bonds
(USD), 5.76%, 07/01/2029	2,185,000	2,814,455
(USD), 6.76%, 07/01/2034	10,380,000	15,092,624
San Francisco City & County Public Utilities Commission Water, Revenue Bonds (USD), 6.00%, 11/01/2040	3,370,000	4,548,118
State of California General Obligation Unlimited Bonds
(USD), 7.55%, 04/01/2039	4,000,000	6,457,320
(USD), 7.35%, 11/01/2039	2,195,000	3,384,888

		32,297,405

CONNECTICUT (0.5%)
State of Connecticut General Obligation Unlimited Bonds
(USD), 5.09%, 10/01/2030	1,225,000	1,435,124
Series A (USD), 5.85%, 03/15/2032	4,640,000	6,014,136

		7,449,260

FLORIDA (0.2%)
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series A (USD), 1.30%, 07/01/2016	2,370,000	2,392,160

MASSACHUSETTS (0.5%)
Commonwealth of Massachusetts General Obligation Limited Bonds
Series E (USD), 4.20%, 12/01/2021	4,975,000	5,578,467
(USD), 4.91%, 05/01/2029	1,810,000	2,175,729

		7,754,196

NEW YORK (1.1%)
New York City Municipal Water Finance Authority Revenue Bonds (Build America Bonds) (USD), 5.44%, 06/15/2043	5,910,000	7,822,003
New York City Transitional Finance Authority Revenue Bonds (Qualified School Construction BD)
(USD), 5.27%, 05/01/2027	3,360,000	4,070,001
(USD), 5.01%, 08/01/2027	3,780,000	4,402,226
New York State Dormitory Authority Revenue Bonds (Build America Bonds) (USD), 5.50%, 03/15/2030	810,000	998,860

		17,293,090

PENNSYLVANIA (0.3%)
Pennsylvania State General Obligation Unlimited Bonds (Build America Bonds), Series B (USD), 4.65%, 02/15/2026	4,360,000	5,021,194

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

		72,207,305

Total Municipal Bonds		72,207,305

GOVERNMENT BONDS (9.1%)
AUSTRALIA (0.4%)
Australia Government Bond (AUD), 1.25%, 02/21/2022 (b)(e)	$6,870,000	$6,059,825

BRAZIL (1.9%)
Brazil Letras do Tesouro Nacional (BRL), 0.00%, 01/01/2017 (f)	53,964,000	16,057,752
Brazil Notas do Tesouro Nacional, Series F (BRL), 10.00%, 01/01/2017	35,217,000	12,610,245

		28,667,997

CANADA (0.1%)
Province of British Columbia (USD), 2.85%, 06/15/2015	2,080,000	2,100,430

ITALY (2.4%)
Italy Buoni Poliennali Del Tesoro
(EUR), 4.50%, 03/01/2024	14,760,000	20,854,499
(EUR), 3.50%, 03/01/2030 (b)	11,380,000	15,153,911

		36,008,410

MEXICO (2.4%)
Mexican Bonos (MXN), 7.75%, 05/29/2031	261,760,000	21,315,064
Mexico Fixed Rate Bonds, Series M20 (MXN), 10.00%, 12/05/2024	163,108,400	14,848,028

		36,163,092

NEW ZEALAND (1.7%)
New Zealand Government Bond
(NZD), 5.00%, 03/15/2019 (b)	14,650,000	11,422,808
Series 423 (NZD), 5.50%, 04/15/2023 (b)	17,560,000	14,905,487

		26,328,295

REPUBLIC OF SOUTH KOREA (0.2%)
Korea Housing Finance Corp. (USD), 1.63%, 09/15/2018 (b)	3,230,000	3,197,325

Total Government Bonds		138,525,374

GOVERNMENT AGENCIES (0.2%)
MEXICO (0.2%)
Petroleos Mexicanos (USD), 6.38%, 01/23/2045	2,480,000	2,774,872

Total Government Agencies		2,774,872

U.S. AGENCIES (10.9%)
UNITED STATES (10.9%)
Federal Home Loan Mortgage Corp.
(USD), 6.50%, 05/01/2022	1,550	1,765
(USD), 6.50%, 08/01/2036	555,963	633,071
(USD), 6.50%, 09/01/2037	74,884	85,718
(USD), 6.50%, 12/01/2037	134,993	153,742
(USD), 6.50%, 05/01/2038	1,666,988	1,929,663
(USD), 6.50%, 09/01/2038	145,910	166,134
(USD), 6.50%, 10/01/2038	1,079,091	1,228,636
(USD), 6.50%, 10/01/2038	2,508	2,856
(USD), 6.50%, 11/01/2038	951,490	1,150,828
(USD), 6.50%, 12/01/2038	444,470	506,060
(USD), 5.00%, 10/01/2041	8,226,619	9,168,326

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

(USD), 3.00%, 02/01/2043	$7,060,571	$7,302,006
(USD), 3.00%, 04/01/2043	6,186,354	6,396,988
(USD), 4.50%, 10/01/2043	5,547,381	6,002,861
(USD), 4.50%, 10/01/2043	4,779,106	5,179,139
(USD), 4.50%, 07/01/2044	5,386,491	5,851,623
(USD), 4.00%, 11/01/2044	8,932,198	9,601,583
Federal National Mortgage Association
(USD), 4.50%, 10/01/2019	2,190,734	2,301,943
(USD), 3.50%, 10/01/2023	10,332,754	10,987,222
(USD), 3.50%, 10/01/2023	4,392,879	4,670,102
(USD), 5.00%, 05/01/2035	2,935,476	3,255,728
(USD), 2.51%, 02/01/2036 (c)	298,476	316,980
(USD), 5.50%, 11/01/2036	240,378	269,472
(USD), 5.50%, 02/01/2038	1,775,731	1,984,122
(USD), 5.50%, 03/01/2038	8,915,228	10,101,832
(USD), 5.50%, 11/01/2038	3,575,991	3,994,981
(USD), 5.00%, 04/01/2040	1,502,264	1,668,651
(USD), 5.00%, 05/01/2040	1,523,789	1,687,289
(USD), 4.50%, 12/01/2040	4,199,534	4,579,476
(USD), 5.00%, 02/01/2041	1,488,926	1,653,956
(USD), 5.00%, 04/01/2041	1,584,623	1,757,869
(USD), 4.00%, 10/01/2041	13,873,913	14,996,992
(USD), 3.50%, 03/01/2042	1,872,259	1,981,477
(USD), 3.50%, 06/01/2042	5,800,850	6,139,600
(USD), 4.00%, 06/01/2043	5,614,363	6,068,953
(USD), 4.50%, 03/01/2044	3,673,371	3,992,462
(USD), 4.50%, 08/01/2044	3,481,617	3,791,482
TBA (USD), 3.00%, 02/01/2045	12,540,000	12,967,242
(USD), 3.50%, 02/01/2045	5,720,000	6,078,463
Government National Mortgage Association
(USD), 6.00%, 04/15/2037	173,235	195,685
(USD), 6.00%, 06/15/2037	173,127	195,604
(USD), 6.00%, 09/15/2037	255,847	289,265
(USD), 6.00%, 11/15/2037	756,299	854,583
(USD), 6.00%, 11/15/2037	177,896	200,906
(USD), 6.00%, 12/15/2037	201,531	227,787
(USD), 6.00%, 12/15/2037	71,544	80,799
(USD), 6.00%, 01/15/2038	145,855	164,721
(USD), 6.00%, 04/15/2038	300,619	339,505
(USD), 5.00%, 06/15/2038	66,779	73,688
(USD), 6.00%, 07/15/2038	99,095	111,870
(USD), 6.00%, 08/15/2038	40,335	45,553
(USD), 6.00%, 09/15/2038	335,835	379,127
(USD), 6.00%, 09/15/2038	250,162	282,860
(USD), 5.00%, 03/15/2039	687,194	761,347
(USD), 5.00%, 04/15/2039	222,662	246,583
(USD), 5.00%, 06/15/2039	241,281	268,574
(USD), 5.00%, 05/15/2041	335,796	373,269
(USD), 5.00%, 06/15/2041	300,175	333,177
(USD), 5.00%, 10/15/2041	7,633	8,423

		166,040,619

Total U.S. Agencies		166,040,619

U.S. TREASURIES (10.2%)
UNITED STATES (10.2%)
U.S. Treasury Bonds

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

(USD), 3.75%, 11/15/2043	$5,000	$6,610
(USD), 3.63%, 02/15/2044	3,250,000	4,207,226
(USD), 3.38%, 05/15/2044	2,340,000	2,906,535
(USD), 3.13%, 08/15/2044	27,490,000	32,631,482
U.S. Treasury Inflation Index Bonds (USD), 0.63%, 02/15/2043 (e)	8,095,281	8,306,520
U.S. Treasury Inflation Index Notes (USD), 0.13%, 04/15/2019 (e)	37,416,589	38,106,476
U.S. Treasury Notes
(USD), 4.13%, 05/15/2015	21,580,000	21,828,666
(USD), 0.38%, 08/31/2015	4,370,000	4,376,913
(USD), 0.07%, 01/31/2016 (c)	8,000,000	7,999,288
(USD), 0.88%, 08/15/2017	2,500,000	2,514,648
(USD), 1.63%, 07/31/2019	17,200,000	17,574,908
(USD), 1.50%, 11/30/2019	5,970,000	6,060,481
(USD), 1.75%, 10/31/2020	2,290,000	2,340,811
(USD), 2.00%, 02/28/2021	2,850,000	2,948,861
(USD), 2.25%, 11/15/2024	4,340,000	4,563,102

		156,372,527

Total U.S. Treasuries		156,372,527

REPURCHASE AGREEMENT (5.5%)
UNITED STATES (5.5%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 01/30/2015, due 02/02/2015, repurchase price $83,195,793, Collateralized by U.S. Treasury Bond, maturing ranging 05/15/2044; total market value of $84,860,569	83,195,793	83,195,793

Total Repurchase Agreement		83,195,793

Total Investments (Cost $1,515,558,700) (g)—101.6%		1,548,346,316

Liabilities in excess of other assets—(1.6)%		(24,323,568)

Net Assets—100.0%		$1,524,022,748

(a)	This security was fair valued by the Fund’s pricing committee as approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2015.
(d)	This security is government guaranteed.
(e)	Inflation linked security.
(f)	Issued with a zero coupon.
(g)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro Currency
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MTN	Medium Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

TBA	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

USD	U.S. Dollar

At January 31, 2015, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation
United States Treasury Note 6%-5 year	JPMorgan Chase Bank N.A.	29	03/31/2015	$(1,555)
United States Treasury Note 6%-10 year	JPMorgan Chase Bank N.A.	(174)	03/20/2015	(814,266)

				$(815,821)

At January 31, 2015, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Euro/United States Dollar
02/18/2015	Deutsche Bank AG	EUR	6,101,829	USD	7,502,944	$6,895,981	$(606,963)
Indian Rupee/United States Dollar
04/21/2015	Citibank N.A.	INR	239,537,526	USD	3,818,366	3,805,085	(13,281)
04/21/2015	JPMorgan Chase Bank N.A.	INR	710,746,236	USD	11,333,858	11,290,295	(43,563)
Indonesian Rupiah/United States Dollar
02/17/2015	JPMorgan Chase Bank N.A.	IDR	285,424,273,308	USD	23,042,302	22,479,220	(563,082)
Japanese Yen/United States Dollar
02/06/2015	Westpac Banking Corp.	JPY	1,721,999,186	USD	14,636,752	14,664,509	27,757
Mexican Peso/United States Dollar
02/17/2015	Citibank N.A.	MXN	14,599,771	USD	979,913	973,135	(6,778)
02/17/2015	Deutsche Bank AG	MXN	219,808,183	USD	15,536,892	14,651,119	(885,773)
New Zealand Dollar/United States Dollar
02/03/2015	Deutsche Bank AG	NZD	31,855,017	USD	24,066,457	23,176,117	(890,340)
02/03/2015	Westpac Banking Corp.	NZD	30,516,860	USD	22,136,930	22,202,541	65,611
Norwegian Krone/United States Dollar
02/12/2015	JPMorgan Chase Bank N.A.	NOK	51,201,130	USD	7,556,555	6,625,445	(931,110)

						$126,763,447	$(3,847,522)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
04/21/2015	Westpac Banking Corp.	USD	12,106,459	AUD	14,870,479	$11,519,784	$586,675
United States Dollar/Brazilian Real
04/23/2015	Credit Suisse International	USD	24,269,788	BRL	65,203,211	23,769,404	500,384

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen Total Return Bond Fund

04/23/2015	JPMorgan Chase Bank N.A.	USD	3,937,377	BRL	10,601,390	$3,864,667	$72,710
United States Dollar/Euro
02/18/2015	Deutsche Bank AG	USD	50,020,327	EUR	40,688,006	45,983,537	4,036,790
United States Dollar/Japanese Yen
02/06/2015	Citibank N.A.	USD	14,988,357	JPY	1,721,999,186	14,664,508	323,849
02/06/2015	Westpac Banking Corp.	USD	29,910,389	JPY	3,577,284,958	30,464,083	(553,694)
United States Dollar/Mexican Peso
02/17/2015	Citibank N.A.	USD	25,198,196	MXN	345,973,501	23,060,557	2,137,639
02/17/2015	Deutsche Bank AG	USD	29,389,029	MXN	405,548,146	27,031,452	2,357,577
United States Dollar/New Zealand Dollar
02/03/2015	Deutsche Bank AG	USD	24,214,534	NZD	31,763,640	23,109,636	1,104,898
02/03/2015	Westpac Banking Corp.	USD	23,684,624	NZD	30,608,237	22,269,023	1,415,601
05/04/2015	Deutsche Bank AG	USD	8,910,779	NZD	12,405,131	8,946,952	(36,173)
05/04/2015	Westpac Banking Corp.	USD	21,942,843	NZD	30,516,860	22,009,675	(66,832)
United States Dollar/Norwegian Krone
02/12/2015	Deutsche Bank AG	USD	7,248,691	NOK	51,201,130	6,625,445	623,246

						$263,318,723	$12,502,670

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (70.8%)
AUSTRALIA (0.2%)
FMG Resources August 2006 Pty Ltd. (USD), 8.25%, 11/01/2019 (a)	$5,340,000	$4,759,275

BRAZIL (1.8%)
Banco do Brasil SA (USD), 9.00%, 06/29/2049 (a)(b)(c)	7,210,000	6,306,587
CBC Ammo LLC / CBC FinCo, Inc. (USD), 7.25%, 11/15/2021 (a)	13,480,000	12,334,200
Petrobras Global Finance BV (USD), 6.25%, 03/17/2024	9,180,000	8,315,520
Petrobras International Finance Co. SA (USD), 7.88%, 03/15/2019	2,416,000	2,410,733
Tonon Bioenergia SA (USD), 9.25%, 01/24/2020 (a)	11,375,000	6,028,750

		35,395,790

CANADA (5.6%)
Air Canada
(USD), 8.75%, 04/01/2020 (a)	2,080,000	2,256,800
(USD), 7.75%, 04/15/2021 (a)	15,485,000	16,162,469
First Quantum Minerals Ltd.
(USD), 7.25%, 10/15/2019 (a)	12,320,000	10,749,200
(USD), 7.25%, 05/15/2022 (a)	5,690,000	4,765,375
Garda World Security Corp. (USD), 7.25%, 11/15/2021 (a)	5,445,000	5,336,100
Gateway Casinos & Entertainment Ltd. (CAD), 8.50%, 11/26/2020 (a)(d)	13,460,000	10,539,624
Kissner Milling Co. Ltd. (USD), 7.25%, 06/01/2019 (a)	16,665,000	16,748,325
MEG Energy Corp. (USD), 6.38%, 01/30/2023 (a)	17,610,000	15,760,950
Northgroup Preferred Capital Corp. (USD), 6.38%, 01/29/2049 (a)(b)(c)	7,970,000	8,248,950
River Cree Enterprises LP (CAD), 11.00%, 01/20/2021 (a)(d)	10,530,000	8,752,487
SCM Insurance Services, Inc. (CAD), 9.25%, 08/22/2019 (c)	18,600,000	13,265,326

		112,585,606

FRANCE (1.3%)
Credit Agricole SA (USD), 7.88%, 01/29/2049 (a)(b)(c)	3,640,000	3,769,730
Loxam SAS (EUR), 7.00%, 07/23/2022 (a)	3,385,000	3,566,858
Magnolia BC SA (EUR), 9.00%, 08/01/2020 (a)	9,405,000	10,178,204
Societe Generale SA (USD), 7.88%, 12/29/2049 (a)(b)(c)	8,760,000	8,650,500

		26,165,292

GERMANY (0.6%)
ALBA Group PLC & Co. KG (EUR), 8.00%, 05/15/2018 (a)	4,375,000	4,212,074
Safari Holding Verwaltungs GmbH (EUR), 8.25%, 02/15/2021 (a)	7,435,000	8,611,586

		12,823,660

GUATEMALA (0.8%)
Cementos Progreso Trust (USD), 7.13%, 11/06/2023 (a)	7,385,000	7,828,100
Comunicaciones Celulares SA (USD), 6.88%, 02/06/2024 (a)	7,205,000	7,475,187

		15,303,287

INDONESIA (1.2%)
Gajah Tunggal Tbk PT (USD), 7.75%, 02/06/2018 (a)	12,880,000	12,461,400
Ottawa Holdings Pte Ltd. (USD), 5.88%, 05/16/2018 (a)	15,655,000	12,680,550

		25,141,950

ITALY (0.9%)
Wind Acquisition Finance SA (USD), 7.38%, 04/23/2021 (a)	18,080,000	17,582,800

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Global High Income Fund

KAZAKHSTAN (0.3%)
Uranium One Investments, Inc. (USD), 6.25%, 12/13/2018 (a)	$8,960,000	$6,272,000

LUXEMBOURG (2.3%)
Altice SA (USD), 7.75%, 05/15/2022 (a)	10,030,000	10,406,125
ArcelorMittal (USD), 7.50%, 10/15/2039	19,945,000	20,742,800
Bank of New York Mellon Luxembourg SA (The), Series PRX (EUR), MTN, 0.00%, 12/15/2050 (e)	9,600,000	6,820,678
Intelsat Jackson Holdings SA (USD), 5.50%, 08/01/2023	9,000,000	8,921,250

		46,890,853

MEXICO (2.1%)
Alfa SAB de CV
(USD), 5.25%, 03/25/2024 (a)	2,730,000	2,844,660
(USD), 6.88%, 03/25/2044 (a)	6,935,000	7,403,113
Axtel SAB de CV (USD), 9.00%, 01/31/2020 (a)(f)	15,211,000	14,602,560
Cobre Del Mayo SA de CV (USD), 10.75%, 11/15/2018 (a)	11,616,000	9,757,440
Sixsigma Networks Mexico SA de CV (USD), 8.25%, 11/07/2021 (a)	7,810,000	7,975,962

		42,583,735

NETHERLANDS (0.2%)
Constellium NV (USD), 8.00%, 01/15/2023	4,980,000	4,955,100

PARAGUAY (0.3%)
Banco Regional SAECA (USD), 8.13%, 01/24/2019 (a)	5,755,000	6,092,876

PERU (0.7%)
Corp. Lindley SA (USD), 4.63%, 04/12/2023 (a)	13,810,000	13,430,225

REPUBLIC OF IRELAND (1.0%)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (USD), 6.75%, 01/31/2021 (a)	3,600,000	3,537,000
Argon Capital PLC for Royal Bank of Scotland (GBP), EMTN, 2.89%, 10/29/2049 (b)(c)	3,203,000	3,997,230
Fly Leasing Ltd. (USD), 6.38%, 10/15/2021	11,860,000	11,652,450

		19,186,680

SERBIA (0.5%)
United Group BV (EUR), 7.88%, 11/15/2020 (a)	9,150,000	11,128,918

SOUTH AFRICA (0.9%)
Sappi Papier Holding GmbH
(USD), 6.63%, 04/15/2021 (a)	700,000	721,000
(USD), 7.50%, 06/15/2032 (a)	19,492,000	18,322,480

		19,043,480

SWEDEN (0.5%)
Verisure Holding AB (EUR), MTN, 8.75%, 12/01/2018 (a)	7,890,000	9,536,230

SWITZERLAND (1.5%)
Credit Suisse Group AG (USD), 7.50%, 12/29/2049 (a)(b)(c)	7,335,000	7,721,804
Mobile Challenger Intermediate Group SA
PIK (CHF), 8.75%, 03/15/2019 (a)	5,450,000	6,073,824
PIK (EUR), 8.75%, 03/15/2019 (a)	4,390,000	5,084,716
Unilabs Subholding AB (EUR), 8.50%, 07/15/2018 (a)	9,405,000	11,132,460

		30,012,804

UKRAINE (0.2%)
Metinvest BV (USD), 8.75%, 02/14/2018 (a)	6,950,000	3,301,250

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Global High Income Fund

Mriya Agro Holding PLC (USD), 9.45%, 04/19/2018 (a)(g)	$10,755,000	$1,344,375

		4,645,625

UNITED KINGDOM (7.3%)
Annington Finance No 5 PLC, PIK (GBP), 13.00%, 01/15/2023 (a)	12,184,937	22,941,206
Ashtead Capital, Inc. (USD), 5.63%, 10/01/2024 (a)	7,325,000	7,599,687
Avanti Communications Group PLC (USD), 10.00%, 10/01/2019 (a)	25,880,000	23,939,000
Barclays Bank PLC (GBP), 6.13%, 04/29/2049 (b)(c)	6,586,000	10,255,031
Galaxy Bidco Ltd.
(GBP), 5.56%, 11/15/2019 (a)(c)	2,025,000	2,981,431
(GBP), 6.38%, 11/15/2020 (a)	7,950,000	11,854,555
Galaxy Finco Ltd. (GBP), 7.88%, 11/15/2021 (a)	1,600,000	2,253,566
Hastings Insurance Group Finance PLC
(GBP), 6.56%, 10/21/2019 (a)(c)	3,680,000	5,525,498
(GBP), 8.00%, 10/21/2020 (a)	4,375,000	6,869,840
HBOS Sterling Finance Jersey LP (GBP), 7.88%, 12/29/2049 (b)(c)	285,000	547,316
Lloyds Bank PLC (GBP), EMTN, 13.00%, 01/29/2049 (b)(c)	4,475,000	11,727,664
Royal Bank of Scotland Group PLC (EUR), 5.50%, 11/29/2049 (b)	4,353,000	4,907,231
Unique Pub Finance Co. PLC, Series M (GBP), 7.40%, 03/28/2024	17,840,000	27,677,014
Virgin Media Finance PLC (USD), 6.00%, 10/15/2024 (a)	1,000,000	1,056,250
Virgin Media Secured Finance PLC (GBP), 5.50%, 01/15/2025 (a)	3,840,000	6,042,638

		146,177,927

UNITED STATES (40.0%)
AAF Holdings LLC/AAF Finance Co., PIK (USD), 12.00%, 07/01/2019 (a)	16,350,059	15,777,807
AES Corp.
(USD), 8.00%, 06/01/2020	10,235,000	11,719,075
(USD), 5.50%, 03/15/2024	1,025,000	1,032,688
Alcoa, Inc. (USD), 5.95%, 02/01/2037	11,740,000	12,675,173
Ally Financial, Inc. (USD), 5.13%, 09/30/2024	5,845,000	6,071,494
Alpha Natural Resources, Inc.
(USD), 3.75%, 12/15/2017	15,750,000	5,601,094
(USD), 6.00%, 06/01/2019	11,220,000	3,085,500
(USD), 6.25%, 06/01/2021	10,405,000	2,601,250
Arch Coal, Inc. (USD), 7.25%, 10/01/2020	16,310,000	4,607,575
Blue Danube Ltd. (USD), 10.75%, 04/10/2015 (a)(c)(d)	9,355,000	9,482,228
Building Materials Corp. of America (USD), 5.38%, 11/15/2024 (a)	11,770,000	12,005,400
Building Materials Holding Corp. (USD), 9.00%, 09/15/2018 (a)	9,280,000	9,720,800
California Resources Corp.
(USD), 5.50%, 09/15/2021 (a)	5,375,000	4,541,875
(USD), 6.00%, 11/15/2024 (a)	15,270,000	12,502,312
Calpine Corp. (USD), 5.75%, 01/15/2025	8,895,000	9,106,256
Carrizo Oil & Gas, Inc. (USD), 7.50%, 09/15/2020 (a)	17,575,000	17,223,500
CCO Holdings LLC / CCO Holdings Capital Corp. (USD), 5.25%, 03/15/2021	18,610,000	18,819,362
CenturyLink, Inc.
Series W (USD), 6.75%, 12/01/2023	5,860,000	6,563,200
Series P (USD), 7.60%, 09/15/2039	10,137,000	10,289,055
Series U (USD), 7.65%, 03/15/2042	4,460,000	4,549,200
Cenveo Corp. (USD), 6.00%, 08/01/2019 (a)	18,415,000	17,540,287
Chaparral Energy, Inc. (USD), 7.63%, 11/15/2022	16,200,000	9,558,000
CHS/Community Health Systems, Inc. (USD), 6.88%, 02/01/2022	13,510,000	14,416,859
Coveris Holdings SA (USD), 7.88%, 11/01/2019 (a)	1,525,000	1,547,875
Dana Holding Corp. (USD), 5.50%, 12/15/2024	3,145,000	3,203,969
DPH Holdings Corp. (USD), 6.55%, 06/15/2006 (d)(g)	1,500,000	58,751
Dynegy Finance I, Inc. / Dynegy Finance II, Inc. (USD), 7.63%, 11/01/2024 (a)	20,385,000	21,022,031
First Data Corp.
(USD), 12.63%, 01/15/2021	2,885,000	3,429,544

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Global High Income Fund

(USD), 10.63%, 06/15/2021	$7,000,000	$7,962,500
(USD), 11.75%, 08/15/2021	7,822,000	9,044,188
First Maryland Capital I (USD), 1.25%, 01/15/2027 (c)	8,420,000	7,504,325
Florida East Coast Holdings Corp.
(USD), 6.75%, 05/01/2019 (a)	8,085,000	8,004,150
(USD), 9.75%, 05/01/2020 (a)	12,485,000	12,235,300
Freescale Semiconductor, Inc. (USD), 6.00%, 01/15/2022 (a)	9,400,000	9,987,500
Frontier Communications Corp.
(USD), 6.88%, 01/15/2025	5,080,000	5,162,550
(USD), 9.00%, 08/15/2031	14,340,000	15,558,900
General Motors (Escrow Shares)
(USD), 7.13%, 07/15/2013 (d)	2,240,000	—
(USD), 8.25%, 07/15/2023 (d)	35,495,000	—
(USD), 8.10%, 06/15/2024 (d)	2,485,000	—
(USD), 7.38%, 05/23/2048 (d)	3,460,000	—
(USD), 8.80%, 03/01/2049 (d)	7,200,000	—
(USD), 8.38%, 07/15/2049 (d)	3,550,000	—
GenOn Americas Generation LLC (USD), 8.50%, 10/01/2021	14,476,000	12,956,020
Greektown Holdings LLC/Greektown Mothership Corp. (USD), 8.88%, 03/15/2019 (a)	5,760,000	5,832,000
Hardwoods Acquisition, Inc. (USD), 7.50%, 08/01/2021 (a)	11,011,000	10,735,725
HCA, Inc.
(USD), 5.38%, 02/01/2025	1,675,000	1,729,438
(USD), 5.25%, 04/15/2025	8,605,000	9,390,206
iHeartCommunications, Inc. (USD), 9.00%, 09/15/2022 (a)	8,510,000	8,275,975
Immucor, Inc. (USD), 11.13%, 08/15/2019	9,385,000	10,135,800
Jefferies Finance LLC / JFIN Co-Issuer Corp.
(USD), 7.38%, 04/01/2020 (a)	6,460,000	6,104,700
(USD), 6.88%, 04/15/2022 (a)	5,195,000	4,714,463
Jurassic Holdings III, Inc. (USD), 6.88%, 02/15/2021 (a)	11,028,000	9,484,080
Kinder Morgan, Inc. (USD), GMTN, 7.80%, 08/01/2031	23,249,000	28,650,045
Kratos Defense & Security Solutions, Inc. (USD), 7.00%, 05/15/2019	3,104,000	2,576,320
Landry’s Holdings II, Inc. (USD), 10.25%, 01/01/2018 (a)	10,515,000	10,883,025
Landry’s, Inc. (USD), 9.38%, 05/01/2020 (a)	11,840,000	12,787,200
Marquette Transportation Co LLC / Marquette Transportation Finance Corp. (USD), 10.88%, 01/15/2017 (d)	25,125,000	25,979,250
MHGE Parent LLC / MHGE Parent Finance, Inc. (USD), 8.50%, 08/01/2019 (a)	8,600,000	8,481,750
Momentive Performance Materials, Inc.
(USD), 8.88%, 10/15/2020	16,610,000	—
(USD), 3.88%, 10/24/2021	16,610,000	14,409,175
Mythen Re Ltd., Series 2012-2, Class A (USD), 8.56%, 01/05/2017 (a)(c)(d)	6,030,000	6,436,121
New Enterprise Stone & Lime Co Inc., PIK (USD), 13.00%, 03/15/2018	13,524,673	14,471,400
Oasis Petroleum, Inc. (USD), 6.88%, 01/15/2023	10,000,000	9,200,000
OneMain Financial Holdings, Inc. (USD), 7.25%, 12/15/2021 (a)	4,925,000	5,109,688
Palace Entertainment Holdings LLC / Palace Entertainment Holdings Corp. (USD), 8.88%, 04/15/2017 (a)	21,975,000	22,579,312
PNC Preferred Funding Trust I (USD), 1.89%, 03/29/2049 (a)(b)(c)	7,510,000	7,134,500
Residential Reinsurance 2011 Ltd. (USD), 8.90%, 06/06/2017 (a)(c)(d)	10,790,000	11,100,752
Residential Reinsurance 2013 Ltd. (USD), 8.00%, 06/06/2019 (a)(c)(d)	5,380,000	5,718,671
Rosetta Resources, Inc. (USD), 5.88%, 06/01/2022	2,965,000	2,801,925
Sabine Pass Liquefaction LLC (USD), 5.75%, 05/15/2024	8,105,000	8,186,050
Sanchez Energy Corp. (USD), 6.13%, 01/15/2023 (a)	19,645,000	17,484,050
SandRidge Energy, Inc. (USD), 7.50%, 03/15/2021 (a)	250	175
Service Corp. International (USD), 5.38%, 05/15/2024	11,420,000	11,936,184
Sinclair Television Group, Inc.
(USD), 6.13%, 10/01/2022	2,510,000	2,597,850
(USD), 5.63%, 08/01/2024 (a)	17,175,000	17,046,187
Sprint Corp. (USD), 7.88%, 09/15/2023	20,315,000	20,695,906

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Global High Income Fund

Standard Pacific Corp.
(USD), 8.38%, 01/15/2021	$13,155,000	$14,865,150
(USD), 6.25%, 12/15/2021	1,665,000	1,706,625
(USD), 5.88%, 11/15/2024	11,245,000	11,216,887
State Street Capital Trust IV (USD), 1.24%, 06/01/2077 (c)	5,740,000	4,736,074
Successor X Ltd. (USD), 11.25%, 11/10/2015 (a)(c)(d)	6,845,000	7,133,175
Sun Products Corp. (USD), 7.75%, 03/15/2021 (a)	2,610,000	2,316,375
TransDigm, Inc.
(USD), 6.00%, 07/15/2022	2,770,000	2,776,925
(USD), 6.50%, 07/15/2024	17,655,000	17,963,962
United Continental Holdings, Inc.
Series A (USD), 6.00%, 07/15/2026	14,415,000	14,054,625
Series B (USD), 6.00%, 07/15/2028	10,890,000	10,549,687
United Rentals North America, Inc.
(USD), 6.13%, 06/15/2023	2,190,000	2,285,813
(USD), 5.75%, 11/15/2024	5,470,000	5,579,400
Verso Paper Holdings LLC / Verso Paper, Inc. (USD), 11.75%, 01/15/2019	23,527,000	23,115,277
Wells Fargo & Co., Series U, FRN (USD), 5.88%, 12/29/2049 (b)(c)	3,450,000	3,622,500
WR Grace & Co-Conn
(USD), 5.13%, 10/01/2021 (a)	6,330,000	6,599,025
(USD), 5.63%, 10/01/2024 (a)	6,330,000	6,812,663

		805,169,679

VIETNAM (0.6%)
Vingroup JSC (USD), 11.63%, 05/07/2018 (a)	10,730,000	11,132,375

Total Corporate Bonds		1,426,016,167

GOVERNMENT BONDS (4.1%)
ARGENTINA (0.5%)
Argentina Bonar Bonds (USD), 8.75%, 05/07/2024	11,325,000	11,122,314

BRAZIL (0.9%)
Brazil Notas do Tesouro Nacional, Series F (BRL), 10.00%, 01/01/2023	56,735,000	19,181,927

INDONESIA (0.9%)
Indonesia Government International Bond
(USD), 5.88%, 01/15/2024 (a)	6,910,000	8,015,600
(USD), 6.75%, 01/15/2044 (a)	7,100,000	9,176,750

		17,192,350

MEXICO (1.3%)
Mexico Fixed Rate Bonds, Series M10 (MXN), 8.00%, 12/17/2015	368,500,000	25,597,887

MOZAMBIQUE (0.5%)
Mozambique EMATUM Finance 2020 BV (USD), 6.31%, 09/11/2020 (a)(h)	10,560,000	9,847,200

Total Government Bonds		82,941,678

GOVERNMENT AGENCIES (0.8%)
INDONESIA (0.8%)
Pertamina Persero PT
MTN (USD), 4.30%, 05/20/2023 (a)	10,705,000	10,678,238
(USD), 6.00%, 05/03/2042 (a)	4,450,000	4,561,250

		15,239,488

Total Government Agencies		15,239,488

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Global High Income Fund

BANK LOANS (15.4%)
CANADA (0.1%)
Garda World Security Corp. (CAD), 4.75%, 11/06/2020 (c)	$2,614,500	$2,006,089

ETHIOPIA (0.4%)
Ethiopian Railways (USD), 3.05%, 07/16/2019 (c)(d)	8,042,974	7,520,181

GERMANY (0.3%)
Colouroz Investment (Flint) (USD), 8.25%, 09/06/2022	7,095,000	6,775,725

ITALY (0.8%)
Inter Media Communication (FCE) (EUR), 5.58%, 06/05/2019	14,070,000	14,865,654

NETHERLANDS (0.7%)
Intertrust Group Holding (USD), 8.00%, 04/16/2022	14,470,000	14,280,081

SPAIN (1.4%)
IDCSalud Holding S.L.U. (EUR), 8.25%, 11/28/2022	16,100,000	18,124,771
Telepizza SA (TPZM) (EUR), 7.00%, 09/30/2020	9,320,000	10,436,160

		28,560,931

SWEDEN (0.8%)
Dream Secured BondCo AB (Verisure) (EUR), 10.51%, 08/15/2019	13,926,846	16,642,228

UNITED STATES (10.9%)
Arch Coal, Inc. (USD), 6.25%, 05/16/2018 (c)	16,532,706	12,006,878
Asurion LLC (USD), 8.50%, 03/03/2021 (c)	52,276,786	26,458,619
Birch Communications, Inc. (USD), 7.75%, 07/17/2020 (c)	14,378,611	14,198,878
Cengage Learning, Inc. (USD), 7.00%, 03/31/2020 (c)	23,630,477	23,517,240
Commercial Barge Line Co. (USD), 7.50%, 09/23/2019 (c)	23,958,262	23,928,315
Del Monte Foods, Inc. (USD), 8.25%, 08/18/2021 (c)	12,970,000	11,219,050
Isola USA Corp. (USD), 9.25%, 11/29/2018	23,619,304	23,265,014
Newpage Corp. (USD), 9.50%, 02/11/2021 (c)	20,286,029	19,643,631
SkillSoft Corp. (USD), 9.25%, 04/28/2022 (c)	12,360,000	11,448,450
Sun Products Corp. (USD), 5.50%, 03/23/2020 (c)	18,047,314	17,387,469
Texas Competitive Electric Co. (USD), 4.66%, 10/10/2015	12,662,802	8,083,084
Visant Corp. (USD), 7.00%, 09/23/2021 (c)	9,226,875	9,042,338
YRC Worldwide, Inc. (USD), 8.25%, 02/13/2019 (c)	19,875,723	19,652,121

		219,851,087

Total Bank Loans		310,501,976

PREFERRED STOCKS (0.8%)
UNITED STATES (0.8%)
Ally Financial, Inc., Preferred Shares (USD), 7.00%, 12/31/2049	8,893	8,937,743
GMAC Capital Trust I, Preferred Shares, Series 2 (USD), 8.13%, 02/15/2040	258,150	6,789,345
Merrill Lynch Capital Trust II, Preferred Shares (USD), 6.45%, 06/15/2067	1,600	40,640

		15,767,728

Total Preferred Stocks		15,767,728

COMMON STOCKS (1.9%)
NORWAY (1.7%)
Deep Ocean (d)(i)(j)	1,427,968	34,078,548

UNITED STATES (0.2%)
Cengage Learning Holdings II LP (k)	226,414	5,094,315

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Global High Income Fund

Total Common Stocks		39,172,863

REPURCHASE AGREEMENT (2.6%)
UNITED STATES (2.6%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 01/30/2015, due 02/02/2015, repurchase price $51,274,135 collateralized by U.S. Treasury Bonds, maturing 08/15/2043-05/15/2044; total market value of $52,303,500	$51,274,135	$51,274,135

Total Repurchase Agreement		51,274,135

Total Investments (Cost $2,038,661,609) (l)—96.4%		1,940,914,035

Other assets in excess of liabilities—3.6%		72,260,803

Net Assets—100.0%		$2,013,174,838

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(c)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2015.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 6.30% of net assets as of January 31, 2015.
(e)	Flat traded rate security. This bond traded without accrued interest.
(f)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(g)	Security is in default.
(h)	This security is government guaranteed.
(i)	Investment in affiliate.
(j)	This security was fair valued by the Fund’s pricing committee as approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(k)	Non-income producing security.
(l)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	British Pound Sterling
GMTN	Global Medium Term Note
MTN	Medium Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
PIK	Payment In Kind
USD	U.S. Dollar

At January 31, 2015, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real/United States Dollar
04/20/2015	JPMorgan Chase Bank N.A.	BRL	8,307,500	USD	3,154,667	$3,030,884	$(123,783)
British Pound/United States Dollar
02/17/2015	Westpac Banking Corp.	GBP	27,000,000	USD	40,799,864	40,663,647	(136,217)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Global High Income Fund

Canadian Dollar/United States Dollar
03/05/2015	JPMorgan Chase Bank N.A.	CAD	12,765,000	USD	10,783,686	$10,041,112	$(742,574)
Euro/United States Dollar
02/12/2015	JPMorgan Chase Bank N.A.	EUR	24,908,000	USD	30,339,787	28,148,273	(2,191,514)

						$81,883,916	$(3,194,088)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
04/20/2015	JPMorgan Chase Bank N.A.	USD	21,758,802	BRL	58,962,000	$21,511,520	$247,282
United States Dollar/British Pound
02/17/2015	Westpac Banking Corp.	USD	165,661,482	GBP	105,616,000	159,064,140	6,597,342
United States Dollar/Canadian Dollar
03/05/2015	JPMorgan Chase Bank N.A.	USD	56,448,420	CAD	64,314,000	50,590,213	5,858,207
United States Dollar/Euro
02/12/2015	JPMorgan Chase Bank N.A.	USD	54,040,164	EUR	43,475,000	49,130,648	4,909,516
04/28/2015	JPMorgan Chase Bank N.A.	USD	56,938,522	EUR	50,463,500	57,067,978	(129,456)
04/29/2015	Deutsche Bank AG	USD	64,731,185	EUR	57,443,500	64,962,197	(231,012)
United States Dollar/Mexican Peso
04/07/2015	JPMorgan Chase Bank N.A.	USD	25,553,296	MXN	385,126,500	25,591,692	(38,396)
United States Dollar/Norwegian Krone
02/13/2015	JPMorgan Chase Bank N.A.	USD	37,414,917	NOK	256,700,000	33,216,091	4,198,826

						$461,134,479	$21,412,309

*	Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2015, the Fund held the following credit default swaps:

Sell Protection:

Counterparty	Expiration Date	Notional Amount	Swap Details	Unrealized Appreciation/ (Depreciation)	Implied Credit Spread*
Goldman Sachs International	12/20/2017	6,960,000	Pay: Chesapeake Energy(T) Receive: Fixed rate equal to 5.00%	$979,703	2.43%
Goldman Sachs International	12/20/2017	8,440,000	Pay: Chesapeake Energy(T) Receive: Fixed rate equal to 5.00%	618,331	2.43%
Goldman Sachs International	03/20/2018	1,265,000	Pay: Rite Aid(T) Receive: Fixed rate equal to 5.00%	194,857	1.26%
Deutsche Bank	03/20/2018	3,460,000	Pay: Rite Aid(T) Receive: Fixed rate equal to 5.00%	524,319	1.26%

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen Global High Income Fund

Goldman Sachs International	03/20/2018	5,000,000	Pay: Rite Aid(T) Receive: Fixed rate equal to 5.00%	$757,687	1.26%
Morgan Stanley	06/20/2018	450,000	Pay: New Albertsons(T) Receive: Fixed rate equal to 5.00%	73,030	2.50%
Morgan Stanley	06/20/2018	4,515,000	Pay: New Albertsons(T) Receive: Fixed rate equal to 5.00%	744,021	2.50%
JPMorgan Chase Bank N.A.	03/20/2020	7,550,000	Pay: United Rentals North Amercia(T) Receive: Fixed rate equal to 5.00%	24,840	2.64%

				$3,916,788

*	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swaps agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default swap with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments (unaudited)

January 31, 2015

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Investment Funds (the “Trust”) and Aberdeen Global Select Opportunities Fund Inc. (the “Global Select Opportunities Fund”) in the preparation of their financial statements. (Each series of the Trust and the Global Select Opportunities Fund are also referred to herein as a “Fund” or collectively, the “Funds”.) The policies conform to accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The books and records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value consistent with the Funds’ valuation procedures (“Valuation Procedures”) and regulatory requirements.

Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and ask prices.

Fixed income securities are generally valued using prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the Valuation Procedures approved by the Global Select Opportunities Fund’s Board of Directors, and the Trust’s Board of Trustees (each, a “Board” and together, “the Boards”), as applicable. The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine current fair value.

Derivative instruments are generally valued accordingly to the following procedures. For forward currency exchange contracts the market value is interpolated by the pricing agent by using forward spot points obtained from an authorized pricing service. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Generally for swap agreements, if quotes are unavailable from authorized pricing services swap pricing is determined using a modeling tool which considers and forecasts the impact of cash flow projections, prevailing and expected interest rate movements, and potential credit events. Swap prices are generally evaluated based upon the latest available data provided by the counterparty and rely upon an industry accepted modeling tool.

Assets and liabilities initially expressed in foreign currency will be converted into U.S. Dollar values. Short-term debt securities (such as commercial paper, and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. To the extent each Fund invests in other open-ended funds, the Fund will calculate its Net Asset Value (“NAV”) based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

When market quotations or exchange rates are not readily available, or if the Funds’ investment adviser, Aberdeen Asset Management Inc. (the “Adviser”), concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using readily available market quotations, prices provided by independent pricing services, or by using modeling tools provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings, and interest rates. In addition, the Adviser, through its pricing committee, may determine the fair value price in accordance with the Valuation Procedures approved by the Boards.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2015

The closing prices of domestic or foreign securities may not reflect their market values at the time the Funds calculate their respective NAVs if an event that materially affects the value of those securities has occurred since the closing prices were established on the domestic or foreign exchange market, but before the Funds’ NAV calculations. Under certain conditions, the Boards have approved an independent pricing service to fair value foreign securities in a manner consistent with the Valuation Procedures. The fair valuation is generally determined by adjusting the closing price taking into account movements in correlated indices, securities or derivatives. Fair value pricing may cause the value of the security on the books of the Funds to be different from the closing value on the non-U.S. exchange and may affect the calculation of a Fund’s NAV. Certain Funds may fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are pricing their shares.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

For movements between the Levels within the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period. During the period ended January 31, 2015, there were no transfers between Levels, except as described below.

The Funds will fair value foreign securities when the Adviser does not believe that the closing prices are reflective of fair value due to significant events that occurred subsequent to the close of the foreign markets but before the Funds’ NAV calculations. When securities are fair valued under this method, they will be classified as Level 2 which may result in significant transfers between Level 1 and Level 2. The number of days on which fair value prices will be used depends on market activity. It is possible that fair value prices will be used by the Funds to a significant extent. Foreign securities in the Global Select Opportunities Fund, Select International Equity Fund and Select International Equity Fund II were fair valued under this method as of October 31, 2014 and January 31, 2015, resulting in no transfers from Level 1 to Level 2 in the fair value hierarchy.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Funds’ investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments, at Value	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Global Select Opportunities Fund Inc.
Investments in Securities
Common Stocks	2,547,752	3,005,647	—	5,553,399
Preferred Stocks	453,912	—	—	453,912

	3,001,664	3,005,647	—	6,007,311

Notes to Statements of Investments (unaudited) (continued)

January 31, 2015

Investments, at Value	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Select International Equity Fund
Investments in Securities
Common Stocks	44,858,660	323,199,909	1,604,853	369,663,422
Government Bonds	—	—	517,575	517,575
Preferred Stocks	23,345,326	14,534,173	—	37,879,499
Repurchase Agreement	—	3,831,767	—	3,831,767

	68,203,986	341,565,849	2,122,428	411,892,263

Investments, at Value	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Select International Equity Fund II
Investments in Securities
Common Stocks	20,565,858	154,614,477	—	175,180,335
Preferred Stocks	11,077,103	7,848,454	—	18,925,557
Repurchase Agreement	—	334,894	—	334,894

	31,642,961	162,797,825	—	194,440,786

Investments, at Value	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Total Return Bond Fund
Investments in Securities
Asset-Backed Securities	—	143,571,829	—	143,571,829
Commercial Mortgage-Backed Securities	—	301,538,348	—	301,538,348
Corporate Bonds	—	484,119,649	—	484,119,649
Municipal Bonds	—	72,207,305	—	72,207,305
Government Bonds	—	138,525,374	—	138,525,374
Government Agencies	—	2,774,872	—	2,774,872
U.S. Agencies	—	166,040,619	—	166,040,619
U.S. Treasuries	—	156,372,527	—	156,372,527
Repurchase Agreement	—	83,195,793	—	83,195,793
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	13,252,737	—	13,252,737
Liabilities
Futures Contracts	(815,821)	—	—	(815,821)
Forward Foreign Currency Exchange Contracts	—	(4,597,589)	—	(4,597,589)

	(815,821)	1,557,001,464	—	1,556,185,643

Investments, at Value	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Global High Income Fund
Investments in Securities
Corporate Bonds	—	1,425,957,416	58,751	1,426,016,167
Government Bonds	—	82,941,678	—	82,941,678
Government Agencies	—	15,239,488	—	15,239,488
Bank Loans	—	187,873,496	122,628,480	310,501,976
Preferred Stocks	6,829,985	8,937,743	—	15,767,728
Common Stocks	—	—	39,172,863	39,172,863
Repurchase Agreement	—	51,274,135	—	51,274,135
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	21,811,173	—	21,811,173
Credit Default Swaps Contracts	—	3,916,788	—	3,916,788
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,592,952)	—	(3,592,952)

	6,829,985	1,794,358,965	161,860,094	1,963,049,044

Notes to Statements of Investments (unaudited) (continued)

January 31, 2015

Select International Equity Fund

Rollforward of Level 3 Fair Value Measurement

For the Period Ended January 31, 2015

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of January 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Held at January 31, 2015
COMMON STOCK
Bulgaria	1,780,964	—	—	(176,113)	—	—	—	—	1,604,851	(176,113)
Latvia	—	—	—	—	—	—	—	—	—	—
Serbia	—	—	—	—	—	—	—	—	—	—
Venezuela	—	—	(11,054,568)	11,566,770	—	(512,202)	—	—	—	—
EXCHANGE TRADED FUNDS	—	—	—	—	—	—	—	—	—	—
Russia	—	—	—	—	—	—	—	—	—	—
GOVERNMENT BONDS	—	—	—	—	—	—	—	—	—	—
Venezuela	968,864	(1,629)	—	(449,660)	—	—	—	—	517,575	(449,660)

TOTAL	2,749,828	(1,629)	(11,054,568)	10,940,997	—	(512,202)	—	—	2,122,426	(625,773)

Global High Income Fund

Rollforward of Level 3 Fair Value Measurement

For the Period Ended January 31, 2015

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of January 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Held at January 31, 2015
BANK LOANS
Ethiopia	$6,754,979	—	—	$1,486,030	—	—	—	—	$8,241,009	$765,202
Germany	—	1,647	—	(54,860)			6,828,938	—	6,775,725	(54,860)
Italy	17,323,265	13,306	—	(2,470,917)	—	—	—	—	14,865,654	(2,470,917)
Spain	—	5,956	—	(1,888,777)	—	—	20,007,592		18,124,771	(1,888,777)
United States	107,384,633	67,794	(1,051,672)	969,958	22,175	(22,170,701)	23,856,462	(34,457,328)	74,621,321	(3,742,182)
COMMON STOCK
Norway	37,722,113	—	—	(4,888,842)	—	—	6,339,592	—	39,172,863	(4,888,842)
CORPORATE BONDS						—		—
United States	16,420,744	—	—	6,668	145	—	51,938	—	58,751	6,668

TOTAL	185,605,734	88,703	(1,051,672)	(6,840,740)	22,320	(22,170,701)	57,084,522	(34,457,328)	161,860,094	(12,273,708)

Amounts listed as “–” are $0 or round to $0.

The following is quantitative information about level 3 fair value measurements:

Description	Fair Value at 1/31/15 ($)	Valuation Technique(s)	Unobservable Inputs	Range	Weighted Average
Global High Income Fund
Bank Loans	$125,627,049	Broker Pricing	Bid/Ask Spread	$92.6-112.6	$99.6
Common Stocks	39,172,863	Evaluated Pricing	Bid/Ask Spread	$22.5-23.9	$23.7
Corporate Bonds	58,751	Broker Pricing	Bid/Ask Spread	$3.9	$3.9

Evaluated Pricing: In determining the fair value of the Common Stock as of January 31, 2015, the Global High Income Fund took an average of the values calculated using the Income Approach – Discounted Cash Flow Method and the Market Approach – Guideline Public Company Method, weighted equally, to derive an evaluated price.

Income Approach: A well-established technique used to estimate the equity value of a company through an analysis of projected income, such as using the Discounted Cash Flow Method. Using this analysis, value is indicated from all of the future cash flows attributable to the subject company discounted to present value at a required rate of return. If debt free cash flows are used, any long-term debt is deducted from the indicated value of the invested capital to determine equity value.

Market Approach: References actual transactions in the equity of the enterprise being valued or transactions in similar enterprises that are traded in private and public markets. Third-party transactions in the equity of an entity generally represent the best estimate of fair value if they are completed at arm’s length. The Guideline Public Company Method involves identifying and selecting publicly traded companies with financial and operating characteristics similar to the company being valued. Once publicly traded companies are identified, valuation multiples can be derived, adjusted for comparability, and then applied to the subject company to estimate the value of its equity or invested capital. Similarly, the Comparable Transactions Method analyzes transactions involving target companies operating in industries similar to the subject company. While it is known that no two companies are exactly alike, nor are any two transactions structured identically, consideration is given to comparisons of the capital structure, operations, size, and profitability, as well as other operating characteristics of the target companies. Once comparable transactions for reasonable targets are identified, valuation multiples can be derived, adjusted for comparability, and then applied to the subject company to estimate the value of its equity or invested capital.

b. Repurchase Agreements

The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement. It is each Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, consisting of government securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Funds may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on individual repurchase agreements, see the Statements of Investments.

c. Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

d. Bank Loans

As of January 31, 2015, there were five unfunded commitments with a cost and fair value of $8,042,974 and $7,520,181, respectively (par of $8,042,974 USD). The Global High Income Fund also held two bridge term loans which amounted to $25,651,786 of par that remained unfunded as of January 31, 2015. There was no cost or fair value assigned to these bridge term loans.

Notes to Statements of Investments (unaudited) (concluded)

January 31, 2015

2. Tax Information

As of January 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Select Opportunities Fund	$6,168,589	$507,895	$(669,173)	$(161,278)
Select International Equity Fund	498,247,649	27,647,054	(114,002,440)	(86,355,386)
Select International Equity Fund II	208,331,726	13,342,497	(27,233,437)	(13,890,940)
Total Return Bond Fund	1,515,558,700	49,222,265	(16,434,649)	32,787,616
Global High Income Fund	2,038,661,609	48,182,763	(145,930,337)	(97,747,574)

3. Investments in Affiliated Issuers

An affiliated issuer, as defined under the Investment Company Act of 1940, as amended ( the “1940 Act”), includes, an issuer in which a Fund holds 5% or more of the issuer’s outstanding voting securities. A summary of the Funds’ investments in securities of these issuers for the period ended January 31, 2015 is set forth below:

Affiliate	Shares Held January 31, 2015	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Fair Value January 31, 2015
Select International Equity Fund
LEV Insurance	4,078,860	$—	$—	$—	$1,604,851
Toza Markovic ad Kikinda	78,160	—	—	—	—

					$1,604,851

Affiliate	Shares Held January 31, 2015	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Fair Value January 31, 2015
Global High Income Fund
Deep Ocean	1,427,968	$—	$—	$—	$34,078,548

4. Subsequent Events

At a special meeting of Aberdeen Global Select Opportunities Fund, Inc. (the “Fund”) stockholders held on February 3, 2015, stockholders of record on November 19, 2014 approved the Agreement and Plan of Reorganization relating to the reorganization (the “Reorganization”) of the Fund into the Aberdeen Global Equity Fund (the “Acquiring Fund”), a series of Aberdeen Funds. Each stockholder of the Fund received, on a tax-free basis, shares of the Acquiring Fund with the same aggregate net asset value as their shares of the Fund. Stockholders who did not wish to become a shareholder of the Acquiring Fund were able to redeem shares of the Fund at any time prior to the Reorganization. The Reorganization closed on February 25, 2015.

On February 4, 2015, Global Select Opportunities Fund, Select International Equity Fund and Select International Equity Fund II moved to utilizing daily fair value of foreign securities.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Investment Funds

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

March 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

March 26, 2015

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer

March 26, 2015